Investment Securities - Available-For-Sale Securities (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		$ 92,793	$ 76,602
Unrealized Gains		58	173
Unrealized Losses		(6,859)	(7,069)
Fair Value	[1]	85,992	69,706
Portfolio level basis adjustments, Amortized Cost		13	335
Portfolio level basis adjustments, Unrealized Losses		(13)	(335)
U.S. Treasury and agencies
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		30,467	21,768
Unrealized Gains		1	8
Unrealized Losses		(2,081)	(2,234)
Fair Value		28,387	19,542
Residential mortgage-backed securities | Agency
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		35,558	28,185
Unrealized Gains		13	104
Unrealized Losses		(2,290)	(2,211)
Fair Value		33,281	26,078
Commercial mortgage-backed securities | Agency
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		8,673	8,703
Unrealized Gains		0	0
Unrealized Losses		(1,322)	(1,360)
Fair Value		7,351	7,343
Commercial mortgage-backed securities | Non-agency
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		7	7
Unrealized Gains		0	0
Unrealized Losses		(1)	(1)
Fair Value		6	6
Asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		7,136	6,713
Unrealized Gains		30	25
Unrealized Losses		(1)	(14)
Fair Value		7,165	6,724
Obligations of state and political subdivisions
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		10,690	10,867
Unrealized Gains		13	36
Unrealized Losses		(1,151)	(914)
Fair Value		9,552	9,989
Other
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		249	24
Unrealized Gains		1	0
Unrealized Losses		0	0
Fair Value		250	24
Excluding portfolio level basis adjustments
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		92,780	76,267
Unrealized Gains		58	173
Unrealized Losses		(6,846)	(6,734)
Fair Value		$ 85,992	$ 69,706

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.